EARNINGS (LOSS) PER SHARE	12 Months Ended
Dec. 31, 2023
EARNINGS (LOSS) PER SHARE
EARNINGS (LOSS) PER SHARE
16.	EARNINGS (LOSS) PER SHARE

Basic and diluted net earnings from continuing operations attributable to common shareholders of the Company for the year ended December 31, 2023 was $416.3 million (year ended December 31, 2022 - $31.9 million).

Earnings (loss) per share has been calculated using the weighted average number of common shares and common share equivalents issued and outstanding during the period. Stock options are reflected in diluted earnings per share by application of the treasury method.

The following table details the weighted average number of common shares outstanding for the purpose of computing basic and diluted earnings  per share from continuing operations attributable to common shareholders for the following periods:

	2023	2022
Basic weighted average shares outstanding:	1,226,985	1,280,531
Weighted average shares dilution adjustments:
Stock options(a)	822	3,825
Restricted share units	3,554	3,416
Restricted performance share units	5,309	5,039
Diluted weighted average shares outstanding	1,236,670	1,292,811

Weighted average shares dilution adjustments - exclusions:(b)
Stock options(a)	—	—
Restricted share units	—	—
Restricted performance share units	—	—

(a)	Dilutive stock options were determined using the Company’s average share price for the year. For the year ended December 31, 2023, the average share price used was $4.88 (year ended December 31, 2022 - $4.41).
(b)	These adjustments were excluded as they are anti-dilutive.

Basic and diluted net earnings (loss) from discontinued operations attributable to common shareholders of Kinross for the year ended December 31, 2023 was $nil (year ended December 31, 2022 – $(637.1) million).

Basic and diluted net earnings (loss) attributable to common shareholders of Kinross for the year ended December 31, 2023 was $416.3 million, respectively (year ended December 31, 2022 – $(605.2) million).

The following table details the weighted average number of common shares outstanding for the purpose of computing basic and diluted earnings (loss) per share from discontinued operations attributable to common shareholders and basic and diluted earnings (loss) per share attributable to common shareholders for the following periods:

	2023	2022
Basic and diluted weighted average shares outstanding	1,226,985	1,280,531

Weighted average shares dilution adjustments - exclusions:(a)
Stock options(b)	249	3,102
Restricted share units	2,459	1,911
Restricted performance share units	3,785	3,172

(a)	These adjustments were excluded as they are anti-dilutive.
(b)

Dilutive stock options were determined using the Company’s average share price for the year. For the year ended December 31, 2023, the average share price used was $4.88 (year ended December 31, 2022 - $4.41).